Note 13 - Related Parties (Details) - Related Party Transactions (IBS Capital LLC [Member], USD $)	Dec. 31, 2014
Related Party Transaction [Line Items]
Investment	$ 2,000,000
Principal	3,030,303
Shares Issuable @0.92, excluding interest (in Shares)	3,293,807
The IBS Turnaround Fund (LP) (A Limited Partnership) [Member]
Related Party Transaction [Line Items]
Investment	531,960
OID/Discount (in Dollars per share)	$ 0.66
Principal	806,000
Shares Issuable @0.92, excluding interest (in Shares)	876,087
The IBS Turnaround Fund (QP) (A Limited Partnership) [Member]
Related Party Transaction [Line Items]
Investment	1,118,040
OID/Discount (in Dollars per share)	$ 0.66
Principal	1,694,000
Shares Issuable @0.92, excluding interest (in Shares)	1,841,304
The IBS Opportunity Fund Ltd. [Member]
Related Party Transaction [Line Items]
Investment	350,000
OID/Discount (in Dollars per share)	$ 0.66
Principal	$ 530,303
Shares Issuable @0.92, excluding interest (in Shares)	576,416